POWERSHARES EXCHANGE-TRADED FUND TRUST II

301 West Roosevelt Road

Wheaton, IL 60187

January 4, 2013

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Ladies and Gentlemen:

PowerShares Exchange-Traded Fund Trust II

1933 Act Registration No. 333-138490

1940 Act Registration No. 811-21977

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, PowerShares Exchange-Traded Fund Trust II (the “Trust”) certifies that:

1.                                      the form of prospectus and statement of additional information for the PowerShares Fundamental Emerging Markets Local Debt Portfolio, a series of the Trust, that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Trust’s registration statement on Form N-1A; and

2.                                      the text of the most recent post-effective amendment to the Trust’s registration statement was filed electronically with the Commission via EDGAR on December 28, 2012.

Very truly yours,

POWERSHARES EXCHANGE-TRADED FUND TRUST II

By:	/s/ Anna Paglia
Anna Paglia
Secretary